FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Aircraft Lessee Customer	Dec. 31, 2016 USD ($) Aircraft Lessee Customer	Dec. 31, 2015 USD ($) Lessee Customer
Revenues [Abstract]
Operating lease revenue		$ 346,894	$ 313,582	$ 429,691
Number of major customers | Customer		1	0	0
Number of aircraft on lease | Aircraft		82	75
End of lease income		$ 17,800	$ 8,900	$ 53,800
Number of lessees leasing aircraft on non-accrual status | Lessee		0	0	2
Weighted average remaining lease term		6 years 3 months 18 days	6 years 9 months 18 days
Air Berlin [Member]
Revenues [Abstract]
Number of aircraft on lease | Aircraft		2
End of lease income	$ 16,600
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Revenues [Abstract]
Operating lease revenue		$ 346,894	$ 313,582	$ 429,691
Concentration percentage		100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Revenues [Abstract]
Operating lease revenue		$ 113,121	$ 106,682	$ 178,556
Concentration percentage		33.00%	34.00%	42.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Spain [Member]
Revenues [Abstract]
Operating lease revenue		$ 11,199	$ 5,361	$ 9,191
Concentration percentage		3.00%	2.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Turkey [Member]
Revenues [Abstract]
Operating lease revenue		$ 17,103	$ 24,593	$ 29,847
Concentration percentage		5.00%	8.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Revenues [Abstract]
Operating lease revenue		$ 29,182	$ 34,498	$ 50,742
Concentration percentage		8.00%	11.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Germany [Member]
Revenues [Abstract]
Operating lease revenue		$ 26,457	$ 13,836	$ 18,201
Concentration percentage		8.00%	4.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Russia [Member]
Revenues [Abstract]
Operating lease revenue		$ 1,927	$ 3,141	$ 24,095
Concentration percentage		1.00%	1.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 27,253	$ 25,253	$ 46,480
Concentration percentage		8.00%	8.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Revenues [Abstract]
Operating lease revenue		$ 152,388	$ 119,938	$ 135,248
Concentration percentage		44.00%	38.00%	31.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Revenues [Abstract]
Operating lease revenue		$ 64,381	$ 39,640	$ 19,572
Concentration percentage		18.00%	13.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Revenues [Abstract]
Operating lease revenue		$ 29,825	$ 29,129	$ 38,677
Concentration percentage		9.00%	9.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Indonesia [Member]
Revenues [Abstract]
Operating lease revenue		$ 16,308	$ 8,320	$ 7,915
Concentration percentage		5.00%	3.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Revenues [Abstract]
Operating lease revenue		$ 22,611	$ 23,882	$ 37,943
Concentration percentage		6.00%	8.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 19,263	$ 18,967	$ 31,141
Concentration percentage		6.00%	5.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Revenues [Abstract]
Operating lease revenue		$ 17,565	$ 17,707	$ 41,068
Concentration percentage		5.00%	6.00%	10.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Chile [Member]
Revenues [Abstract]
Operating lease revenue		$ 8,939	$ 8,939	$ 24,336
Concentration percentage		3.00%	3.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 8,626	$ 8,768	$ 16,732
Concentration percentage		2.00%	3.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Revenues [Abstract]
Operating lease revenue		$ 23,884	$ 30,814	$ 43,696
Concentration percentage		7.00%	10.00%	10.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Revenues [Abstract]
Operating lease revenue		$ 17,647	$ 24,591	$ 37,316
Concentration percentage		5.00%	8.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 6,237	$ 6,223	$ 6,380
Concentration percentage		2.00%	2.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Revenues [Abstract]
Operating lease revenue		$ 39,936	$ 38,441	$ 31,123
Concentration percentage		11.00%	12.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Revenues [Abstract]
Operating lease revenue		$ 30,018	$ 30,084	$ 22,808
Concentration percentage		9.00%	10.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 9,918	$ 8,357	$ 8,315
Concentration percentage		2.00%	2.00%	2.00%
Operating Lease Revenue [Member] | Customer Concentration [Member] | Air India [Member]
Revenues [Abstract]
Concentration percentage		11.00%